UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)

Dail St. Claire

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (57.6%):
	Federal Farm Credit Bank (15.7%):
$ 32,500,000	0.176%, 4/17/13†	$ 32,502,933
15,000,000	0.144%, 4/25/13†	14,999,684
15,000,000	0.30%, 5/03/13†	15,003,772
5,000,000	0.264%, 6/26/13†	5,002,873
25,000,000	0.21%, 8/06/13†	25,001,237
4,570,000	0.23%, 10/03/13	4,570,519
5,425,000	0.196%, 11/18/13†	5,426,337
17,000,000	0.23%, 12/30/13†	17,006,271
		119,513,626

	Federal Home Loan Bank (12.9%):
19,355,000	0.19%, 2/15/13	19,355,697
30,000,000	0.24%, 5/21/13	30,005,684
20,000,000	0.135%, 5/23/13†	19,998,449
7,465,000	1.875%, 6/21/13	7,515,537
15,000,000	0.17%, 7/26/13†	15,002,936
6,500,000	0.17%, 9/04/13†	6,501,157
		98,379,460

	Federal Home Loan Bank, Discount Notes (5.5%):
20,000,000	0.152%, 3/27/13††	19,995,441
6,500,000	0.165%, 5/15/13††	6,496,931
15,000,000	0.165%, 5/17/13††	14,992,781
		41,485,153

	Federal Home Loan Mortgage Corp. (3.9%):
6,900,000	0.165%, 3/21/13†	6,900,454
20,000,000	0.158%, 5/06/13†	20,000,038
3,006,000	0.50%, 10/15/13	3,012,042
		29,912,534

	Federal Home Loan Mortgage Corp., Discount Notes (15.1%):
20,000,000	0.16%, 2/11/13††	19,999,111
18,500,000	0.15%, 4/03/13††	18,495,298
13,000,000	0.165%, 4/15/13††	12,995,650
20,000,000	0.16%, 4/16/13††	19,993,422
13,400,000	0.155%, 5/21/13††	13,393,711
30,000,000	0.155%, 6/05/13††	29,983,983
		114,861,175

	Federal National Mortgage Association (2.0%):
15,000,000	0.75%, 2/26/13	15,006,161

	Federal National Mortgage Association, Discount Notes (2.5%):
10,000,000	0.155%, 2/06/13††	9,999,785
9,400,000	0.14%, 2/14/13††	9,399,525
		19,399,310

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $438,557,419)		438,557,419

REPURCHASE AGREEMENTS (39.1%):
50,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.13%, dated 01/31/13, due 02/01/13 in the amount of $50,000,181, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.25%, 08/15/15) with a value including accrued interest of $51,000,095		50,000,000
65,000,000	Credit Suisse Securities (USA) LLC Tri-Party Repurchase Agreement, 0.13%, dated 01/31/13, due 02/01/13 in the amount of $65,000,235, collateralized by U.S. Government Treasury Security (U.S. Treasury Bond, 2.75%, 11/15/42) with a value including accrued interest of $66,304,136		65,000,000
65,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.12%, dated 01/31/13, due 02/01/13 in the amount of $65,000,217, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.25%, 10/31/15) with a value including accrued interest of $66,304,079		65,000,000
117,975,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.13%, dated 01/31/13, due 02/01/13 in the amount of $117,975,426, collateralized by U.S. Government Treasury Securities (U.S. Treasury Notes, 0.75%-4.00%, 08/15/13-02/15/15) with a value including accrued interest of $120,334,585		117,975,000

TOTAL REPURCHASE AGREEMENTS (Cost $297,975,000)			297,975,000
OTHER SHORT-TERM INVESTMENT (3.3%):
25,000,000	JPMorgan U.S. Government Money Market Fund — Institutional Class		25,000,000

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $25,000,000)			25,000,000
TOTAL INVESTMENTS (Cost $761,532,419)(a)		100.0%	761,532,419
Liabilities in excess of other assets		0.0%	(85,819)
NET ASSETS		100.0%	$ 761,446,600
_____________
Percentages indicated are based on net assets of $761,446,600.

†	Variable rate security. The rate presented is the rate in effect at January 31, 2013.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in the valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities

U.S. Government Agency Obligations	$ –	$ 438,557,419	$ –
Repurchase Agreements	–	297,975,000	–
Other Short-Term Investment	25,000,000	–	–
Total	$ 25,000,000	$ 736,532,419	$ –

See Notes to Portfolio of Investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

         Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	March 22, 2013

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 22, 2013